Schedule of Investments (unaudited)
July 31, 2026
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 Franklin Global Equity Fund

(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 97.9%
Communication Services — 9.7%
Diversified Telecommunication Services — 1.5%
AT&T Inc.	97,000	$2,255,250
Comcast Corp., Class A Shares	216,389	5,184,680
Deutsche Telekom AG, Registered Shares	71,211	2,197,643 (a)
Total Diversified Telecommunication Services		9,637,573
Entertainment — 0.6%
Electronic Arts Inc.	10,400	2,182,544
Netflix Inc.	25,075	1,798,128 *
Total Entertainment		3,980,672
Interactive Media & Services — 6.6%
Alphabet Inc., Class A Shares	49,840	17,749,519
Alphabet Inc., Class C Shares	41,816	14,913,676
Match Group Inc.	24,265	956,284
Meta Platforms Inc., Class A Shares	17,812	9,916,119
Total Interactive Media & Services		43,535,598
Media — 0.3%
AppLovin Corp., Class A Shares	4,674	1,850,437 *
Wireless Telecommunication Services — 0.7%
Vodafone Group PLC	2,842,600	4,511,179 (a)

Total Communication Services		63,515,459
Consumer Discretionary — 10.4%
Automobiles — 2.4%
Ford Motor Co.	108,173	1,587,980
General Motors Co.	71,089	6,316,968
Mercedes-Benz Group AG	80,243	4,338,674 (a)
Tesla Inc.	10,266	3,194,882 *
Total Automobiles		15,438,504
Broadline Retail — 3.3%
Amazon.com Inc.	58,623	15,920,834 *
Macy’s Inc.	232,825	5,778,717
Total Broadline Retail		21,699,551
Hotels, Restaurants & Leisure — 1.4%
Booking Holdings Inc.	23,000	4,436,700
Expedia Group Inc.	16,350	4,818,999
Total Hotels, Restaurants & Leisure		9,255,699
Household Durables — 0.6%
Sony Group Corp.	175,000	4,089,553 (a)
Specialty Retail — 1.7%
Best Buy Co. Inc.	15,351	1,324,177
Home Depot Inc.	5,750	1,908,770
Kingfisher PLC	370,657	1,546,359 (a)
TJX Cos. Inc.	22,305	3,509,468
Ulta Beauty Inc.	5,612	2,878,002 *
Total Specialty Retail		11,166,776
Textiles, Apparel & Luxury Goods — 1.0%
Asics Corp.	27,600	813,771 (a)
See Notes to Schedule of Investments.

Franklin Global Equity Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2026
 Franklin Global Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Textiles, Apparel & Luxury Goods — continued
Crocs Inc.	13,131	$1,680,899 *
Pandora A/S	12,200	1,527,789 (a)
Tapestry Inc.	18,471	2,814,426
Total Textiles, Apparel & Luxury Goods		6,836,885

Total Consumer Discretionary		68,486,968
Consumer Staples — 4.7%
Consumer Staples Distribution & Retail — 2.4%
Koninklijke Ahold Delhaize NV	98,737	3,912,181
Kroger Co.	76,224	4,401,174
Loblaw Cos. Ltd.	35,832	1,682,137
Walmart Inc.	48,600	5,404,320
Total Consumer Staples Distribution & Retail		15,399,812
Food Products — 0.7%
WH Group Ltd.	4,026,000	4,331,848 (a)(b)
Household Products — 0.5%
Procter & Gamble Co.	24,372	3,521,510
Personal Care Products — 0.6%
L’Oreal SA	2,811	1,252,006 (a)
Unilever PLC	44,754	2,847,589 (a)
Total Personal Care Products		4,099,595
Tobacco — 0.5%
Altria Group Inc.	48,711	3,328,423

Total Consumer Staples		30,681,188
Energy — 4.7%
Oil, Gas & Consumable Fuels — 4.7%
APA Corp.	124,482	4,645,668
Cenovus Energy Inc.	59,565	1,796,064
HF Sinclair Corp.	64,778	5,925,244
Imperial Oil Ltd.	28,000	3,630,203
Marathon Petroleum Corp.	5,424	1,716,533
Suncor Energy Inc.	100,829	6,771,083
Valero Energy Corp.	20,128	6,298,051

Total Energy		30,782,846
Financials — 14.7%
Banks — 5.5%
AIB Group PLC	212,664	2,529,347 (a)
Barclays PLC	482,915	3,319,333 (a)
BNP Paribas SA	44,944	5,710,977 (a)
Citigroup Inc.	20,020	2,651,649
HSBC Holdings PLC	153,800	3,275,219 (a)
ING Groep NV	97,572	3,428,832 (a)
JPMorgan Chase & Co.	13,916	4,895,510
Toronto-Dominion Bank	21,108	2,530,220
UniCredit SpA	62,257	5,871,574 (a)
Wells Fargo & Co.	22,891	1,978,927
Total Banks		36,191,588
See Notes to Schedule of Investments.

Franklin Global Equity Fund 2026 Quarterly Report

 Franklin Global Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Capital Markets — 2.2%
Bank of New York Mellon Corp.	30,500	$4,768,065
Deutsche Bank AG, Registered Shares	33,120	1,219,015 (a)
SEI Investments Co.	36,985	3,808,716
State Street Corp.	25,132	4,628,309
Total Capital Markets		14,424,105
Financial Services — 4.3%
Berkshire Hathaway Inc., Class B Shares	6,770	3,463,126 *
Industrivarden AB, Class A Shares	35,064	2,021,898 (a)
Mastercard Inc., Class A Shares	12,797	7,333,961
MGIC Investment Corp.	139,989	4,205,270
PayPal Holdings Inc.	30,963	1,771,393
Visa Inc., Class A Shares	26,395	9,664,001
Total Financial Services		28,459,649
Insurance — 2.7%
Allstate Corp.	15,954	4,213,132
Japan Post Holdings Co. Ltd.	209,000	3,092,021 (a)
MS&AD Insurance Group Holdings Inc.	185,000	5,694,961 (a)
RenaissanceRe Holdings Ltd.	13,713	4,387,886
Total Insurance		17,388,000

Total Financials		96,463,342
Health Care — 10.7%
Biotechnology — 3.4%
AbbVie Inc.	29,275	7,346,269
Amgen Inc.	13,369	5,149,204
Exelixis Inc.	80,572	4,272,733 *
Gilead Sciences Inc.	37,594	4,895,115
Regeneron Pharmaceuticals Inc.	1,402	1,069,207
Total Biotechnology		22,732,528
Health Care Equipment & Supplies — 0.3%
IDEXX Laboratories Inc.	3,500	1,956,745 *
Health Care Providers & Services — 2.0%
Cardinal Health Inc.	15,987	3,677,489
Centene Corp.	75,954	4,725,858 *
McKesson Corp.	5,690	4,871,721
Total Health Care Providers & Services		13,275,068
Pharmaceuticals — 5.0%
Astellas Pharma Inc.	361,200	4,961,012 (a)
Bristol-Myers Squibb Co.	49,973	3,263,737
Eli Lilly & Co.	1,863	2,140,289
GSK PLC	194,000	5,044,555 (a)
Johnson & Johnson	15,861	4,065,967
Novartis AG, Registered Shares	40,635	6,354,985 (a)
Roche Holding AG	15,530	6,788,046 (a)
Total Pharmaceuticals		32,618,591

Total Health Care		70,582,932
See Notes to Schedule of Investments.

Franklin Global Equity Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2026
 Franklin Global Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Industrials — 9.5%
Aerospace & Defense — 4.2%
General Electric Co.	21,536	$7,754,468
Howmet Aerospace Inc.	18,661	5,267,254
Lockheed Martin Corp.	4,301	2,506,365
RTX Corp.	28,913	6,222,656
Safran SA	14,239	5,595,661 (a)
Total Aerospace & Defense		27,346,404
Ground Transportation — 1.0%
Lyft Inc., Class A Shares	186,920	2,964,551 *
Uber Technologies Inc.	52,975	3,727,321 *
Total Ground Transportation		6,691,872
Machinery — 1.2%
Caterpillar Inc.	8,510	6,934,033
Yangzijiang Shipbuilding Holdings Ltd.	302,000	921,860 (a)
Total Machinery		7,855,893
Professional Services — 1.3%
Recruit Holdings Co. Ltd.	109,500	8,659,350 (a)
Trading Companies & Distributors — 1.5%
AerCap Holdings NV	3,931	593,188
Fastenal Co.	35,464	1,691,987
Mitsubishi Corp.	183,000	5,470,379 (a)
W.W. Grainger Inc.	1,291	1,784,446
Total Trading Companies & Distributors		9,540,000
Transportation Infrastructure — 0.3%
Aena SME SA	70,343	2,168,525 (a)(b)

Total Industrials		62,262,044
Information Technology — 28.9%
Communications Equipment — 1.1%
Cisco Systems Inc.	62,859	7,291,015
IT Services — 0.1%
Accenture PLC, Class A Shares	3,339	554,007
Semiconductors & Semiconductor Equipment — 13.9%
Advanced Micro Devices Inc.	3,691	1,757,470 *
Applied Materials Inc.	18,700	9,493,429
ASML Holding NV	4,540	7,481,672 (a)
Broadcom Inc.	17,781	6,921,788
Kioxia Holdings Corp.	8,100	2,257,765 *(a)
KLA Corp.	11,823	2,161,481
Lam Research Corp.	27,747	8,130,426
Micron Technology Inc.	14,077	11,585,793
NVIDIA Corp.	186,314	37,402,536
QUALCOMM Inc.	28,607	4,222,679
Total Semiconductors & Semiconductor Equipment		91,415,039
Software — 7.4%
Adobe Inc.	25,797	6,459,827 *
Check Point Software Technologies Ltd.	12,100	1,538,273 *
DocuSign Inc.	29,051	1,592,866 *
See Notes to Schedule of Investments.

Franklin Global Equity Fund 2026 Quarterly Report

 Franklin Global Equity Fund
(Percentages shown based on Fund net assets)
	Security	Shares	Value

Software — continued
	Dropbox Inc., Class A Shares	153,188	$4,987,801 *
	Fortinet Inc.	14,856	2,405,929 *
	Intuit Inc.	4,477	1,415,046
	Microsoft Corp.	46,199	21,469,599
	Palantir Technologies Inc., Class A Shares	29,944	3,684,909 *
	RingCentral Inc., Class A Shares	32,474	1,806,204
	Salesforce Inc.	18,147	3,339,411
Total Software			48,699,865
Technology Hardware, Storage & Peripherals — 6.4%
	Apple Inc.	103,756	32,051,266
	Sandisk Corp.	838	1,018,027 *
	Western Digital Corp.	15,977	8,704,909
Total Technology Hardware, Storage & Peripherals			41,774,202

Total Information Technology			189,734,128
Materials — 3.3%
Chemicals — 1.4%
	CF Industries Holdings Inc.	43,836	5,487,829
	Yara International ASA	73,529	3,468,495 (a)
Total Chemicals			8,956,324
Metals & Mining — 1.9%
	Anglogold Ashanti PLC	43,547	3,454,148
	Barrick Mining Corp.	30,869	1,132,939
	Fortescue Ltd.	57,939	751,831 (a)
	IAMGOLD Corp.	41,986	594,216 *
	Kinross Gold Corp.	82,074	1,892,237
	Newmont Corp.	50,476	4,730,106
Total Metals & Mining			12,555,477

Total Materials			21,511,801
Real Estate — 0.4%
Real Estate Management & Development — 0.4%
	CK Asset Holdings Ltd.	469,000	2,856,689 (a)

Utilities — 0.9%
Electric Utilities — 0.4%
	Iberdrola SA	105,000	2,494,129 (a)
Gas Utilities — 0.5%
	Tokyo Gas Co. Ltd.	97,400	3,760,114 (a)

Total Utilities			6,254,243
Total Investments before Short-Term Investments (Cost — $419,694,418)			643,131,640
	Rate
Short-Term Investments — 2.0%
Invesco Treasury Portfolio, Institutional Class (Cost — $13,452,635)	3.651%	13,452,635	13,452,635 (c)
Total Investments — 99.9% (Cost — $433,147,053)			656,584,275
Other Assets in Excess of Liabilities — 0.1%			412,153
Total Net Assets — 100.0%			$656,996,428

See Notes to Schedule of Investments.

Franklin Global Equity Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2026
 Franklin Global Equity Fund
*	Non-income producing security.
(a)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(b)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)	Rate shown is one-day yield as of the end of the reporting period.
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Franklin Global Equity Fund 2026 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Franklin Global Equity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”). This may include using an independent third party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Franklin Global Equity Fund 2026 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Communication Services	$56,806,637	$6,708,822	—	$63,515,459
Consumer Discretionary	56,170,822	12,316,146	—	68,486,968
Consumer Staples	22,249,745	8,431,443	—	30,681,188
Energy	30,782,846	—	—	30,782,846
Financials	60,300,165	36,163,177	—	96,463,342
Health Care	47,434,334	23,148,598	—	70,582,932
Industrials	39,446,269	22,815,775	—	62,262,044
Information Technology	179,994,691	9,739,437	—	189,734,128
Materials	17,291,475	4,220,326	—	21,511,801
Other Common Stocks	—	9,110,932	—	9,110,932
Total Long-Term Investments	510,476,984	132,654,656	—	643,131,640
Short-Term Investments†	13,452,635	—	—	13,452,635
Total Investments	$523,929,619	$132,654,656	—	$656,584,275

*
As a result of the fair value pricing procedures for international equities utilized by the Fund, which account for events occurring after the close of the principal market of the security but prior to the calculation of the Fund’s net asset value, certain securities were classified as Level 2 within the fair value hierarchy.

†	See Schedule of Investments for additional detailed categorizations.

Franklin Global Equity Fund 2026 Quarterly Report